37 Subsequent events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
37	Subsequent events

(a)	On January 6, 2021, judicial settlements were approved for the dismissal of the Public-Interest Civil Action of Reparation for Residents (Note 26.1(i)) and Public-Interest Civil Action for Socio-environmental Reparation (Note 26.1(ii)) related to the Company. As provided for in the Agreement to dismiss the Public-Interest Civil Action on Socio-Environmental Reparation, the MPE determined, on January 21, 2021, the dismissal of the Investigation related to urban damages (Note 26.1(iv)), with the consequent filing of an administrative procedure to monitor and supervise the compliance with said Agreement.

(b)	In February and March 2021, lawsuits of the Company involving the exclusion of ICMS tax from the PIS/COFINS tax basis were certified as final and unappealable, which represents the approximate amount of R$1.2 billion to be recognized in the first quarter of 2021, as federal tax credits, presented in Note 10.

(c)	In February 2021, according to Note 26.1(vi), CBTU presented an amendment to the preliminary injunction to claim the payment of damages in the amount of R$ 222,100, as well as obligations to do, including the construction of a new rail line to substitute the stretch that passes through the vacated area. CBTU attributes to the claim the approximate amount of R$1.3 billion.

(d)	Due to its strong cash position and with the objective of reducing gross debt, the Company announced in March 2021, the total redemption of the perpetual bond, at face value in the amount of US$500 million, as stated in Note 16(b).

(e)	As announced by the Company on March 1st, 2021, Braskem Idesa signed the documents disclosed in Note 1 with PEMEX and CENAGAS to allow the continuity of its operations. As a result, the natural gas transportation service was reestablished from this date. The existing ethane supply agreement between Braskem Idesa and PEMEX has not been modified and remains in place.